INCOME TAXES Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 432	$ 368	$ 1,062	[1]	$ 994
Decreases related to positions taken on items from prior years	(1)	(149)	(51)
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	5	53	142
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	39	57	11
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(3)	0	(13)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0	0	(6)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	24	(3)	(15)
Unrecognized Tax Benefits, Decrease Resulting from Divestiture	0	(652)	0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	314	260	212
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	5	9	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	17	12	154
Unrecognized Tax Benefit related to Discontinued Operations	$ 56	48	$ 806
Geographic Distribution, Foreign [Member]
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		$ 41

[1]	Total unrecognized tax benefits includes $56 million, $48 million, and $806 million of benefits related to discontinued operations at December 31, 2020, 2019 and 2018.